Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 14,251	¥ 20,230
General accounts	39,329	40,942
Separate accounts	29,350	23,130
Other	(13,653)	10,672
Total	1,247,059	1,236,755
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	204	398
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	134,096	117,422
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	153,755	153,171
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	25,610	22,388
Debt securities	55,023	67,278
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	211,349	195,611
Debt securities	165,586	171,690
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	176,579	172,074
Debt securities	255,580	241,749
Japanese plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	14,251	20,230
General accounts
Separate accounts
Other	19	54
Total	773,493	665,590
Japanese plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	1,289	1,419
Japanese plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	25,610	22,388
Debt securities	53,981	66,416
Japanese plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	211,349	195,611
Debt securities	149,531	35,338
Japanese plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	176,452	171,921
Debt securities	141,011	152,213
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	39,329	40,942
Separate accounts	29,350	23,130
Other	(13,672)	10,618
Total	473,566	571,165
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	204	398
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	134,096	117,422
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	152,466	151,752
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	1,042	862
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	16,055	136,352
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	127	153
Debt securities	114,569	89,536
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8,946	6,929
General accounts
Separate accounts
Other	43,961	9,416
Total	993,401	879,975
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	78,832	73,017
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	171,660	162,414
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	31,495	26,061
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	464,649	454,352
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	403	398
Debt securities	414	768
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	12,308	13,794
Debt securities	161,319	114,757
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	6,764	7,413
Debt securities	12,650	10,656
Foreign plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8,946	6,929
General accounts
Separate accounts
Other	424	263
Total	28,845	28,797
Foreign plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	403	398
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	12,308	13,794
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	6,764	7,413
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Other	43,537	9,153
Total	964,556	851,178
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	78,832	73,017
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	171,660	162,414
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	31,495	26,061
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	464,649	454,352
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	414	768
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	161,319	114,757
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	¥ 12,650	¥ 10,656